UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [    ]; Amendment Number: ___
     This Amendment (Check only one.):      [     ] is a restatement
                                            [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Rorer Asset Management, LLC
Address:        One Liberty Place
                Suite 5100
                Philadelphia, PA 19103-7301


Form 13F File Number:  028-03869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Aaron De Angelis
Title:    Director of Compliance
Phone:    215-568-2126

Signature, Place, and Date of Signing:

/s/ Aaron De Angelis              Philadelphia, PA                  10-27-00
----------------------        --------------------------       -----------------
[Signature]                        [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

RORER ASSET MANAGEMENT 13F REPORT AS OF 09/30/00


                             TITLE OF             VALUE      SHARES / SH / PUT /   INVST                VOTING AUTHORITY
      NAME OF ISSUER          CLASS     CUSIP    (X$1000)    PRN AMT  PRN  CALL  DISCRETN MANAGERS  SOLE       SHARED      NONE
      --------------          -----     -----    --------    -------  ---  ----  -------- --------  ----       ------      ----
3 COM CORPORATION              COMMON  885535104  $200,706  10,460,183 SH        DEFINED   01       8,220,807   127,120  2,112,256
ADC TELECOMUNICATIONS          COMMON  000886101  $254,853   9,477,366 SH        DEFINED   01       7,480,025   110,610  1,886,731
ADOBE SYSTEMS                  COMMON  00724F101  $494,286   3,183,802 SH        DEFINED   01       2,505,212    37,270    641,320
AMBAC INC COM                  COMMON   23139108    $2,705      36,930 SH        DEFINED   01             725         0     36,205
AMERICAN INTERNTL. GROUP INC.  COMMON   26874107  $306,538   3,203,537 SH        DEFINED   01       2,537,421    37,914    628,202
ASTORIA FINL CORP COM          COMMON   46265104    $3,610      93,470 SH        DEFINED   01           1,890         0     91,580
BECKMAN COULTER INC            COMMON   75811109    $3,012      39,055 SH        DEFINED   01             760         0     38,295
BELL SOUTH CORP                COMMON   79860102  $220,585   5,456,771 SH        DEFINED   01       4,326,760    64,300  1,065,711
BIOGEN INC COM                 COMMON   90597105    $1,793      29,395 SH        DEFINED   01             575         0     28,820
BOEING CO                      COMMON   97023105  $269,996   4,297,664 SH        DEFINED   01       3,406,324    51,750    839,590
BRISTOL MYERS SQUIBB CO        COMMON  110122108  $163,410   2,845,118 SH        DEFINED   01       2,205,751    40,405    598,962
CALLAWAY GOLF CO               COMMON  131193104    $2,223     144,595 SH        DEFINED   01           2,825         0    141,770
CITIGROUP INCORPORATED         COMMON  172867101  $183,033   3,385,563 SH        DEFINED   01       2,663,427    39,547    682,589
COASTAL CORP                   COMMON  190441105    $2,229      30,075 SH        DEFINED   01             600         0     29,475
COMPUTER SCIENCES CP           COMMON  205363104  $340,126   4,580,805 SH        DEFINED   01       3,592,178    54,045    934,582
COORS ADOLPH CO                COMMON  217016104    $2,925      46,290 SH        DEFINED   01             905         0     45,385
DEVON ENERGY CORP NEW          COMMON  25179M103    $3,403      56,581 SH        DEFINED   01           1,192         0     55,389
DIEBOLD INC                    COMMON  253651103    $2,199      82,775 SH        DEFINED   01           1,640         0     81,135
EMERSON ELECTRIC CO            COMMON  291011104  $313,452   4,678,386 SH        DEFINED   01       3,688,832    55,580    933,974
ENRON CORP                     COMMON  293561106  $459,158   5,239,377 SH        DEFINED   01       4,123,543    60,760  1,055,074
EQUITABLE RES INC              COMMON  294549100    $3,358      52,975 SH        DEFINED   01           1,025         0     51,950
EXXON MOBIL CORP.              COMMON  302290101  $237,926   2,669,988 SH        DEFINED   01       2,103,228    32,070    534,690
FANNIE MAE                     COMMON  313586109  $318,811   4,458,871 SH        DEFINED   01       3,510,758    52,787    895,326
GENERAL ELECTRIC CO.           COMMON  369604103    $2,524      43,650 SH        DEFINED   01             450         0     43,200
GOODRICH (B. F.) CO.           COMMON  382388106    $2,943      75,100 SH        DEFINED   01           1,475         0     73,625
HCA-THE HEALTHCARE CO          COMMON  404119109  $461,585  12,433,259 SH        DEFINED   01       9,860,172   147,865  2,425,222
HEWLETT PACKARD                COMMON  428236103  $270,168   2,775,230 SH        DEFINED   01       2,194,486    32,565    548,179
HIBERNIA CORP                  COMMON  428656102    $1,961     160,100 SH        DEFINED   01           3,140         0    156,960
INTEL CORPORATION              COMMON  458140100  $172,334   4,146,155 SH        DEFINED   01       3,278,506    46,546    821,103
IVAX CORP                      COMMON  465823102    $1,322      28,732 SH        DEFINED   01             557         0     28,175
JOHNSON & JOHNSON              COMMON  478160104  $103,592   1,102,787 SH        DEFINED   01         861,980    13,425    227,382
KERR-MCGEE CORP.               COMMON  492386107    $3,109      46,925 SH        DEFINED   01             925         0     46,000
LINCOLN NATL CORP              COMMON  534187109    $1,952      40,565 SH        DEFINED   01             790         0     39,775
L-3 COMMUNICATIONS             COMMON  502424104    $2,373      42,000 SH        DEFINED   01             835         0     41,165
LOWES COMPANIES INC.           COMMON  548661107  $224,478   5,002,280 SH        DEFINED   01       3,963,142    58,555    980,583
MARSH & MCLENNAN COS INC       COMMON  571748102  $460,298   3,467,399 SH        DEFINED   01       2,731,844    41,627    693,928
MAXIM INTEGRATED PROD          COMMON  57772K101    $2,930      36,420 SH        DEFINED   01             755         0     35,665
MBNA CORP COM                  COMMON  55262L100  $375,899   9,763,572 SH        DEFINED   01       7,721,142   115,205  1,927,225
MEDIA GEN INC CL A             COMMON  584404107    $2,418      56,225 SH        DEFINED   01           1,100         0     55,125
MERCK & CO                     COMMON  589331107  $320,523   4,305,921 SH        DEFINED   01       3,381,575    50,793    873,553
OUTBACK STEAKHOUSE             COMMON  689899102    $2,428      89,500 SH        DEFINED   01           1,750         0     87,750
PALM INC                       COMMON  696642107  $426,733   8,061,047 SH        DEFINED   01       6,353,184    95,985  1,611,878
PEPSICO INC.                   COMMON  713448108  $332,884   7,236,608 SH        DEFINED   01       5,714,627    85,495  1,436,486
PFIZER INC.                    COMMON  717081103    $1,833      40,800 SH        DEFINED   01               0         0     40,800
QWEST COMMUNICATIONS INC       COMMON  749121109  $312,554   6,497,162 SH        DEFINED   01       5,142,320    76,507  1,278,335
RAYTHEON CO CL B               COMMON  755111408    $2,595      91,260 SH        DEFINED   01           1,790         0     89,470
SCHERING PLOUGH CORP           COMMON  806605101    $1,118      24,000 SH        DEFINED   01               0         0     24,000
SHERWIN WILLIAMS CO.           COMMON  824348106    $2,633     123,200 SH        DEFINED   01           2,425         0    120,775
STAPLES INC                    COMMON  855030102  $223,334  15,741,514 SH        DEFINED   01      12,414,165   184,689  3,142,660
SOUTHWEST AIRLINES             COMMON  844741108  $232,682   9,595,066 SH        DEFINED   01       7,598,921   113,362  1,882,783
STILWELL FINANCIAL INC         COMMON  860831106    $2,599      59,750 SH        DEFINED   01           1,350         0     58,400
SUN MICROSYSTEMS INC.          COMMON  866810104  $318,793   2,730,545 SH        DEFINED   01       2,133,884    31,723    564,938
TELLABS INC.                   COMMON  879664100  $194,789   4,079,341 SH        DEFINED   01       3,266,119    49,305    763,917
TENET HEALTH CARE              COMMON  88033G100    $3,431      94,155 SH        DEFINED   01           1,850         0     92,305
TEXACO INC                     COMMON  881694103  $201,944   3,846,512 SH        DEFINED   01       3,076,839    43,770    725,903
TIME WARNER INC                COMMON  887315109  $293,464   3,747,663 SH        DEFINED   01       2,958,483    44,371    744,809
UNITED TECHNOLOGIES CORP       COMMON  913017109  $108,451   1,564,095 SH        DEFINED   01       1,237,342    18,415    308,338
VIACOM INC CLASS B NON-VOTING  COMMON  925524308  $386,501   6,606,836 SH        DEFINED   01       5,213,824    79,135  1,313,877
VIAD CORP                      COMMON  92552R109    $2,610      98,250 SH        DEFINED   01           1,925         0     96,325
WALT DISNEY CO HLDG CO         COMMON  254687106  $266,053   6,955,612 SH        DEFINED   01       5,493,654    82,405  1,379,553
WATERS CORP. COM               COMMON  941848103    $1,758      19,750 SH        DEFINED   01             400         0     19,350
WHITMAN CORP.                  COMMON  96647R107    $1,755     151,790 SH        DEFINED   01           2,970         0    148,820


      REPORT SUMMARY:                           $9,521,690 185,530,349                            144,997,100 2,175,901 38,357,348

Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 63

Form 13F Information Table Value Total: $9,521,690
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
01        028-04975                     Affiliated Managers Group, Inc.